INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS
12. INVESTMENTS
12.a. Accounting policy
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies.
12.a.1. Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
12.a.2. Joint control
Joint control is the contractually agreed sharing of control, existing only when decisions about relevant activities require the unanimous consent of the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Exchange rate variations in the equity of Aliança (joint control) are recognized in equity in other comprehensive income (“Effects of the translation of foreign investments”, note 24.f.). The functional and presentation currency of Aliança, an investee of the Company based in the Netherlands, is the Euro.
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
12.a.3. Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
Acquisitions involving companies under common control are accounted for at the carrying amount of the net assets acquired/identifiable net liabilities (“Predecessor Value Method”). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired/identifiable net liabilities will be recorded in equity as “Other capital reserves”.
Any contingent consideration to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent consideration considered as an asset or liability shall be recognized in accordance with IFRS 9 in the statement income .
Goodwill is initially measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net and liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference shall be recognized as a gain in the income statement.
After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to those units.
When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of shall be included in the cost of the transaction when determining the gain or loss on disposal. Goodwill disposed of in such circumstances is determined based on the proportionate amounts of the portion disposed of in relation to the cash-generating unit retained.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.
12.b. Information on investees
On December 31, 2025 and 2024, the Company held direct equity interests in subsidiaries and jointly controlled companies, as follows:

		Equity interests
Investees	Type of investment	31.12.2025	31.12.2024	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks")(1)	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP")(2)	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Pay I Credit Rights Investment Fund (formerly Vivo Money I Credit Rights Investment Fund)	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Pay II Investment Fund in Credit Rights	Controlled	—%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Pay III Investment Fund in Credit Rights (formerly Vivo Money III Investment Fund in Credit Rights)	Controlled	100.00%	—%	Brasil	Credit Rights Investment Fund
Vivo Pay Holding Financeira Ltda ("Vivo Pay")(3)	Controlled	100.00%	100.00%	Brasil	Equity participation in institutions authorized to operate by BACEN
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)(4)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)(5)	Controlled	—%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")(6)	Joint control	—%	50.00%	Brasil	Training in professional and managerial development
GUD Comercializadora de Energia S.A. ("GUD")	Joint control	50.00%	50.00%	Brasil	Generation and commercialization of customized solutions in renewable energy
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)(7)	Controlled (2025)/Joint control (2024)	75.01%	25.01%	Brasil	Technical advice on telecommunications networks

(1)Terra Networks is the sole and direct controlling shareholder of TIS, TLF01, and Samauma. TIS has been the controlling shareholder of CyberCo Brasil since December 9, 2025.
(2)POP is the sole and direct controlling company of Recicla V and Vale Saúde Sempre.
(3)Vivo Pay Holding is the direct controlling company of Vivo Pay SCD.
(4)CloudCo Brasil was the sole and direct controlling company of IPNET and IPNET USA. On July 1, 2025, and November 1, 2025, it incorporated IoTCo Brasil and IPNET (note 1.c.3).
(5)IoTCo Brasil was merged by CloudCo Brasil on July 1, 2025.
(6)There was a corporate reorganization with Vivo Ventures (note 1.c.4).
(7)There was an acquisition of corporate control (note 1.c.2).
The following table provides a summary of information regarding the Company's wholly-owned and jointly controlled subsidiaries:

	12.31.2025
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	301,512	798	300,714	–	4,696
AIX	60,180	38,325	21,855	71,521	4,126
ACT	49	6	43	104	1
GUD	–	–	–	5,606	(3,169)
VIVAE	37,864	13,748	24,116	10,480	(13,025)

	12.31.2024
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	297,309	2,917	294,392	–	6,968
AIX	49,834	32,105	17,729	67,521	(1,648)
ACT	46	4	42	96	–
GUD	23,460	7,664	15,796	–	(4,842)
VIVAE	21,070	3,957	17,113	6,152	(5,307)
FiBrasil	2,025,664	1,157,880	867,784	391,831	(7,745)
12.c. Changes in investments

	Joint control	Business combination (Note 1.c.3)	Other investments	Total investments
Balance on December 31, 2023	396,675	—	42,195	438,870
Equity income by results	(4,351)	—	—	(4,351)
Capital contribution - cash and cash equivalents (VivaE and GUD)	13,687	—	—	13,687
Investments by subsidiary Vivo Ventures	—	—	93,633	93,633
Other comprehensive income	24,566	—	(21)	24,545
Balance on December 31, 2024	430,577	—	135,807	566,384
Equity income by results	(18,227)	—	—	(18,227)
Capital contribution - cash and cash equivalents (VivaE e GUD)	14,923	—	—	14,923
Corporate reorganization of Vivo Ventures and VivaE - Investment in Vivo Ventures	(11,222)	—	—	—
Corporate reorganization of Vivo Ventures and VivaE - Gain on the remeasurement of equity interest (note 1.c.4)	6,153	—	—	6,153
Acquisition of controlling interest in FiBrasil	(372,251)	631,169	—	(372,251)
Gain on the remeasurement of the equity interest in the acquisition of control of FiBrasil (note 1.c.2)	128,750	—	—	128,750
Investments by subsidiary Vivo Ventures	—	—	94,358	94,358
Other comprehensive income	813	—	(26)	787
Balance on December 31, 2025	179,516	631,169	230,139	420,877